TAX - Movements of deferred tax liabilities net of deferred tax assets (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
TAX [abstract]
Balance at beginning of period	¥ (19,174)	¥ (1,948)	¥ 14,312
Credit to the profit or loss	(7,558)	(14,595)	(12,585)
Effect of changes in tax rates	3,376	(1,847)	(4,022)
Charge to equity	7	(226)	141
Exchange differences	1,143	(558)	206
Balance at end of period	¥ (22,206)	¥ (19,174)	¥ (1,948)